Commitments and Contingencies - Activity in Recorded Environmental Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Accrual for Environmental Loss Contingencies [Roll Forward]
Balance at beginning of period	$ 16,599
Expenditures	(1,322)
Changes in estimates recorded to earnings and other	0
Foreign currency translation	57
Balance at end of period	15,334
Less amounts reported in Accrued expenses	7,118
Amounts reported in Other noncurrent liabilities	$ 8,216